MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated September 16, 2015 to the Statement of Additional Information (“SAI”) dated

August 3, 2015, for the following Series and Classes of the Fund:

Core Bond Series – Class S and I shares

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	At a Special Meeting of Shareholders held on August 18, 2015 (the “Special Meeting”), the shareholders of the Fund elected or re-elected, as applicable, Stephen B. Ashley, Paul A. Brooke, Peter L. Faber, James E. Mikolaichik, Harris H. Rusitzky and Chester N. Watson to serve as members of the Board of Directors of the Fund (the “Board”). B. Reuben Auspitz, who had previously served as Chairman of the Board, retired from the Board and his other positions with the Fund as of the date of the Special Meeting and did not stand for re-election. At a meeting of the Board following the Special Meeting, the Board appointed Mr. Mikolaichik as Chairman of the Board and President of the Fund. Accordingly, the “Management” section of the SAI is hereby deleted and replaced by the following:

Management

The overall business and affairs of the Fund are managed by the Fund’s Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund’s officers and to the Advisor and other service providers.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

Manning & Napier Advisors, LLC is the successor entity to Manning & Napier Advisors, Inc. Accordingly, for purposes of the charts below, an individual’s employment history at Manning & Napier Advisors, LLC includes his/her employment history at Manning & Napier Advisors, Inc., except as otherwise stated.

Interested Director and Officer

Name:	James E. Mikolaichik*

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	44

Current Position(s) Held with Fund:	Chairman, Director, and President

Term of Office & Length of Time Served:	Indefinite – Chairman and Director since August 2015; President since August 2015[1]

Principal Occupation(s) During Past 5 Years:	Chief Financial Officer (since 2011) – Manning & Napier Advisors, LLC; holds the following title for various subsidiaries and affiliates: Chief Financial Officer.

Executive Vice President and Head of Strategy (2008-2011) and Chief Risk Officer (2004-2008) – Old Mutual Asset Management.

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Independent Directors

Name:	Stephen B. Ashley

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	75

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1996

Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer, The Ashley Group (property management and investment). Director (1995-2008) and Chairman (non-executive) (2004-2008) – Fannie Mae (mortgage)

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During Past 5 Years:	Fannie Mae (1995-2008) The Ashley Group (1995-2008) Genesee Corporation (1987-2007)

Name:	Paul A. Brooke

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	69

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2007

Principal Occupation(s) During Past 5 Years:	Chairman & CEO (2005-2009) – Ithaka Acquisition Corporation (investments); Chairman (2007-2009) Alsius Corporation (investments); Managing Member, PMSV Holdings LLC (investments) since 1991; Managing Member, Venbio (investments) since 2010

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During Past 5 Years:	Incyte Corp. (2000-present) ViroPharma, Inc. (2000-2014) HLTH Corp (WebMD) (2000-2010) Cheyne Capital International (2000-present) GMP Companies (2000-2011) Cytos Biotechnology Ltd (2012-2014)

Name:	Peter L. Faber

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	77

Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1987

Principal Occupation(s) During Past 5 Years:	Senior Counsel (2006-2012), Partner (1995-2006 & 2013-present) – McDermott, Will & Emery LLP (law firm)

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During Past 5 Years:

Boston Early Music Festival (non-profit) (2007-present) Amherst Early Music, Inc. (non-profit) (2009-present)

Gotham Early Music Scene, Inc. (non-profit) (2009-present)

Partnership for New York City, Inc. (non-profit) (1989-2010)

New York Collegium (non-profit) (2004-2011)

Name:	Harris H. Rusitzky

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	80

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1985

Principal Occupation(s) During Past 5 Years:	President, The Greening Group (business consultants) since 1994; Partner, The Restaurant Group (restaurants) since 2006

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During Past 5 Years:

Rochester Institute of Technology (university) (1972-present)

Culinary Institute of America (non-profit college) (1985-present)

George Eastman House (museum) (1988-present)

National Restaurant Association (restaurant trade organization) (1978-present)

Name:	Chester N. Watson

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	65

Current Position(s) Held with Fund:	Director, Audit Committee Chairman, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2012

Principal Occupation(s) During Past 5 Years:	General Auditor (2003-2011) – General Motors Company (auto manufacturer)

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During Past 5 Years:	Rochester Institute of Technology (university) (2005-present)

Officers:

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	52

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:	President since 2010, Co-Director of Research (2002-2015) – Manning & Napier Advisors, LLC.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

Name:	Elizabeth Craig

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	28

Current Position(s) Held with Fund:	Assistant Corporate Secretary

Term of Office & Length of Time Served:	Since 2011[1]

Principal Occupation(s) During Past 5 Years:	Fund Administration Manager since 2015; Mutual Fund Compliance Specialist (2009-2015) – Manning & Napier Advisors, LLC

Name:	Christine Glavin

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	49

Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer

Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]

Principal Occupation(s) During Past 5 Years:	Director of Fund Reporting since 2011; Fund Reporting Manager (1997-2011) – Manning & Napier Advisors, LLC; Assistant Treasurer since 2008 – Exeter Trust Company

Name:	Jodi L. Hedberg

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	47

Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering Compliance Officer

Term of Office & Length of Time Served:	Corporate Secretary since 1997; Chief Compliance Officer since 2004; Anti-Money Laundering Officer since 2002[1]

Principal Occupation(s) During Past 5 Years:	Director of Compliance since 2005; Compliance Manager (1995-2005) – Manning & Napier Advisors, LLC and affiliates

Name:	Richard Yates

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	50

Current Position(s) Held with Fund:	Chief Legal Officer

Term of Office & Length of Time Served:	Chief Legal Officer since 2004[1]

Principal Occupation(s) During Past 5 Years:	Counsel – Manning & Napier Advisors, LLC and affiliates since 2000

Holds one or more of the following titles for various affiliates: Director or Corporate Secretary

*	Interested Director, within the meaning of the 1940 Act by reason of his position with the Fund’s investment advisor. Mr. Mikolaichik serves as Chief Financial Officer, Manning & Napier Advisors, LLC.
1	The term of office of all officers shall be one year and until their respective successors are chosen and qualified, or his or her earlier resignation or removal as provided in the Fund’s By-Laws.

Equity Ownership of Directors as of 12/31/2014

Name of Directors	Dollar Ranger of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Stephen B. Ashley	None	Over $100,000
Paul A. Brooke	None	None
Peter L. Faber	None	Over $100,000
Harris H. Rusitzky	None	Over $100,000
Chester N. Watson	None	None
Interested Director
James E. Mikolaichik	None	Between $10,001 and $50,000

None of the Independent Directors have any beneficial ownership interest in the Fund’s Advisor, Manning & Napier Advisors, LLC or its Distributor, Manning & Napier Investor Services, Inc.

Board Responsibilities. The management and affairs of the Fund and the Series are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Fund and each of the Fund’s additional other series, which include Series not described in this SAI. The Board has approved contracts, as described herein, under which certain companies provide essential management services to the Fund.

As with most mutual funds, the day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Advisor and Distributor. The Directors are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Series, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the Series as well as proposed investment limitations for the Series. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to the Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to the Series’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Series’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of derivatives and illiquid securities in managing the Series.

The Board meets regularly with the Fund’s CCO to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Fund’s CCO provides the Board with an assessment of the Fund’s Compliance Program reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Advisor. The assessment addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board directly, or through one or more of its Committees, receives reports from the Fund’s service providers that assist the Board in identifying and understanding operational risks and risks related to the valuation and liquidity of portfolio securities. The Fund’s Fair Value Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board (through its Audit Committee) oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’s financial reporting and the preparation of the Fund’s financial statements.

From their review of these reports and discussions with the Advisor, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund and the Series, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Chairman of the Board, James E. Mikolaichik, is an interested person of the Fund as that term is defined in the 1940 Act. The Fund does not have a single lead Independent Director. The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Fund (i.e., “Independent Directors”) constitute a super-majority (at least 75%) of the Board, the fact that the members of each Committee of the Board are Independent Directors, the amount of assets under management in the Fund, the number of Series (and classes of shares) overseen by the Board, and the total number of Directors on the Board.

Individual Director Qualifications

The Fund has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Series provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Series, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Fund has concluded that each of the Directors should serve as a Director based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that James E. Mikolaichik should serve as Director because of his knowledge of and experience in the financial services industry generally, as described below, and the specific experience he has gained serving as Chief Financial Officer of the Advisor and certain of its affiliates since 2011. Mr. Mikolaichik has over 20 years of experience in capital planning/allocation, corporate development, product development, investor relations, business line development, risk management, financial reporting and strategic planning. Prior to joining the Advisor, Mr. Mikolaichik served as Executive Vice President and Head of Strategy of Old Mutual Asset Management from 2008 through 2011 and as its Chief Risk Officer from 2004 through 2008. Mr. Mikolaichik also served in various capacities at Deloitte & Touche LLP providing consulting, financial advisory, auditing and accounting services from 1993 through 2004.

The Fund has concluded that Stephen B. Ashley should serve as Director because of the experience he has gained in his various roles with the Ashley Group, a property management company, his experience as Chairman and Director of a publicly traded company, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Director of the Fund since 1996.

The Fund has concluded that Paul A. Brooke should serve as Director because of the business experience he has gained in a variety of roles with different financial and health care related businesses. Mr. Brooke has served as Chairman and CEO of Ithaka Acquisition Corp., and following its merger with a medical device company, the Alsius Corporation, Mr. Brooke served as Chairman. As a Partner of Morgan Stanley, Mr. Brooke was responsible for global research and health care strategy. Mr. Brooke was also responsible for health care investments at Tiger Management, LLC and serves as the Managing Member for a private investment firm, PMSV Holdings, LLC. The Fund has also concluded that Mr. Brooke should serve as a Director because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2007.

The Fund has concluded that Peter L. Faber should serve as Director because of the experience he gained serving as a Partner and Senior Counsel in the tax practice of a large, international law firm, McDermott, Will & Emery LLP, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1987.

The Fund has concluded that Harris H. Rusitzky should serve as Director because of the business experience he gained as founding President of the Rochester Funds, as President of a consulting company, The Greening Group, as a Partner of The Restaurant Group, his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1985.

The Fund has concluded that Chester N. Watson should serve as Director because of the business experience he has gained as the Chief Audit Executive of General Motors Company, Lucent Technologies, and Verizon Communications (formerly Bell Atlantic Corporation) and as an Audit Partner in two major accounting firms, as well as his experience as a member of the Board of Trustees of Rochester Institute of Technology, where he serves as Chairman of the Finance Committee and Member of the Audit Committee. The Fund has also concluded that Mr. Watson should serve as a Director because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2012.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees

There are two Committees of the Fund’s Board of Directors: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee is comprised of the following Independent Directors: Stephen B. Ashley, Paul A. Brooke, Harris H. Rusitzky and Chester N. Watson (Chairman). The Audit Committee meets twice annually, and, if necessary, more frequently. The Audit Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations. All of the members of the Audit Committee have been determined by the Board to be audit committee financial experts, as defined by the SEC. The designation of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation.

The Governance and Nominating Committee is comprised of the following Independent Directors: Stephen B. Ashley, Paul A. Brooke, Peter L. Faber, Harris H. Rusitzky and Chester N. Watson. The Governance and Nominating Committee meets on an annual basis, and, if necessary, more frequently. The Governance and Nominating Committee met once during the last fiscal year. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the Advisor and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B.

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s CCO’s salary is paid by the Fund. Each Independent Director receives an annual fee of $75,000. Annual fees will be calculated quarterly. Each Independent Director receives $10,000 per Board meeting attended. In addition, the Independent Directors who are members of the Audit Committee receive $3,000 per Committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee receive $2,000 per Committee meeting attended. Mr. Watson receives an additional fee of $2,500 per Audit Committee meeting for serving as Audit Committee Chairman.

Compensation Table for Fiscal Year Ended December 31, 2014

Name	Position with Registrant	Aggregate Compensation from Fund	Pension	Estimated Benefits upon Retirement	Total Compensation from Fund and Fund Complex*
Jodi Hedberg	CCO	$88,000	N/A	N/A	$88,000
Harris H. Rusitzky	Director	$110,500	N/A	N/A	$110,500
Peter L. Faber	Director	$104,500	N/A	N/A	$104,500
Stephen B. Ashley	Director	$110,500	N/A	N/A	$110,500
Paul A. Brooke	Director	$110,500	N/A	N/A	$110,500
Chester N. Watson	Director, Audit Committee Chair	$115,500	N/A	N/A	$115,500

*	As of December 31, 2014, the Fund Complex consisted of 42 Series.

As of July 20, 2015, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

2.	At the Board Meeting, the Board also approved the following Core Bond Series non-fundamental policy, which is hereby added to the list of the Series’ non-fundamental policies in the “Investment Restrictions” section of the SAI:

The Series will not purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

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SAI Supp CB 09/16/15